COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 12, 2023	Dec. 09, 2022	Aug. 09, 2022	Jul. 01, 2022	Nov. 05, 2021	Sep. 24, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Contractual obligation		$ 17,800,000		$ 17,800,000		$ 21,600,000
Future lease payments				2,732		27,316
Rent expense		$ 8,375	$ 7,939	$ 25,124	$ 23,606	$ 31,756	$ 41,418
Annual bonus target percentage						7500.00%
Annual bonus amount for future						$ 400,000
Warrant, exercise price		$ 3.64		$ 3.64		$ 16.80		$ 3.64	$ 16.80	$ 170.04	$ 170.04	$ 1,831.20	$ 1,831.20
Consultant compensation expenses							$ 1,342,479
Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock issuable upon exercise warrants	2,083
Warrant, exercise price	$ 1,507.20
Shares issued, share based compensation shares	208
Stock issued, restricted stock shares	833
Vesting period	1 year
Share based payment award, vesting rights, percentage	50.00%